1933 Act File No. 33-13388
                                          1940 Act File No. 811-5114

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X__


    Pre-Effective Amendment No.         ....................      ____

    Post-Effective Amendment No.  20    ....................         X
                                 -------                          ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.    23  ...................................         X
                  -------                                         ----

                          FEDERATED UTILITY FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

John W. McGonigle, Esquire,
Federated Investors Tower,
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

_ _ immediately upon filing pursuant to paragraph (b) on _______________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(i)
_X_ on APRIL 29, 1998 pursuant to paragraph (a)(i) ___ 75 days after filing pursuant to paragraph (a)(ii)
 _  on                 pursuant to paragraph (a)(ii) of Rule 485.
---    ---------------

If appropriate, check the following box:

_ _ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro Morin & Oshinsky, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037

CROSS-REFERENCE SHEET

    This Amendment to the Registration Statement of FEDERATED UTILITY FUND, INC., consisting of four classes of shares: (1) Class A Shares; (2) Class B Shares; (3) Class C Shares; and (4) Class F Shares is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          RULE 404(C) CROSS REFERENCE)

Item 1.     Cover Page....................(1-4) Cover Page.
Item 2.     Synopsis......................(1-4) Summary of Fund Expenses.
Item 3.     Condensed Financial
              Information.................(1) Financial Highlights-Class
                                          A Shares; (2) Financial Highlights-
                                          Class B Shares; (3) Financial
                                          Highlights-Class C Shares;
                                          (4) Financial Highlights-Class F
                                          Shares.
Item 4.     General Description of
              Registrant..................(1-4) General Information; (1-4)
                                          Investment Information; (1-4)
                                          Investment Objective; (1-4) Investment
                                          Policies; (1-4) Investment Risks;
                                          (1-4) Investment Limitations; (1-4)
                                          Performance Information.
Item 5.     Management of the Fund........(1-4) Fund Information; (1-4)
                                          Management of the Fund; (1-3)
                                          Distribution of Shares; (4)
                                          Distribution of
                                          Class F Shares;  (1-4) Administration
                                          of the Fund; (1-4) Brokerage
                                          Transactions.
Item 6.     Capital Stock and Other
              Securities..................(1-4) Dividends and Distributions;
                                          (1-4) Account and Share Information;
                                          (1-4) Shareholder Information;
                                          (1-4) Tax Information; (1-4) Federal
                                          Income Tax; (1-4) State and Local
                                          Taxes; (1-4) Other Classes of Shares.
Item 7.     Purchase of Securities Being
              Offered.....................(1-4) Net Asset Value; (1-4)
                                          Investing in the Fund; (1-4)
                                          Purchasing Shares; (1) Class A
                                          Shares; (2) Class B Shares (3) Class
                                          C Shares; (1-4) Systematic Investment
                                          Program; (1-4) Confirmations and
                                          Account Statements.

Item 8. Redemption or Repurchase (1-4) Redeeming or Exchanging Shares; (1-4) Redeeming or Exchanging Shares Through a Financial Institution; (1-4) Redeeming or Exchanging Shares by Telephone; (1-4) Redeeming or
                                          Exchanging Shares by Mail; (1-4)
                                          Requirements for Redemption; (1-4)
                                          Contingent Deferred Sales Charge;
                                          (1-4) Eliminating the Contingent
                                          Deferred Sales Charge; (1-4)
                                          Systematic Withdrawal Program; (1-4)
                                          Accounts with Low Balances.
Item 9.     Pending Legal Proceedings.....None.

PART B.   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-4) Cover Page.
Item 11.    Table of Contents.............(1-4) Table of Contents.
Item 12.    General Information and
              History.....................(1-4) General Information About the
                                          Fund; (1-4) About Federated Investors.
Item 13.    Investment Objectives and
              Policies....................(1-4) Investment Objectives and
                                          Policies; (1-4) Investment
                                          Limitations.
Item 14.    Management of the Fund        (1-4) Federated Utility Fund, Inc.
                                          Management; (1-4) Directors
                                          Compensation.
Item 15.    Control Persons and Principal
              Holders of Securities       (1-4) Fund Ownership.
Item 16.    Investment Advisory and Other
            Services......................(1-4) Investment Advisory Services;
                                          (1-4) Other Services.
Item 17.    Brokerage Allocation..........(1-4) Brokerage Transactions.
Item 18.    Capital Stock and Other
              Securities                  Not applicable.
Item 19.    Purchase, Redemption and
              Pricing of Securities
              Being Offered...............(1-4) Purchasing Shares; (1-4)
                                          Determining Net Asset Value; (1-4)
                                          Redeeming Shares; (1-4) Contingent
                                          Deferred Sales Charge; (1-4)
                                          Elimination of the Contingent
                                          Deferred Sales Charge-Class B Shares.
Item 20.    Tax Status....................(1-4) Tax Status.
Item 21.    Underwriters..................(1-4) Distribution Plan and
                                          Shareholder Services Agreement.
Item 22.    Calculation of Performance
              Data........................(1-4) Total Return; (1-4) Yield;
                                          (1-4) Performance Comparisons.
Item 23.    Financial Statements..........(1-4) To be filed by Amendment.

FEDERATED UTILITY FUND, INC.
CLASS A SHARES

CLASS B  SHARES

CLASS C  SHARES



PROSPECTUS

The shares of Federated Utility Fund, Inc. (the "Fund") offered by this prospectus represent interests in the Fund which is an open-end, diversified management investment company (a mutual fund).

The Fund invests in a diversified portfolio comprised primarily of equity securities to achieve current income and long-term growth of income. Capital appreciation is a secondary objective.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Class A Shares, Class B Shares, and Class C Shares of the Fund. Keep this prospectus for future reference.

   The Fund has also filed a Statement of Additional Information for Class A Shares, Class B Shares, Class C Shares and Class F Shares dated April 30, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received it electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   Prospectus dated April 30, 1998

TABLE OF CONTENTS

SUMMARY OF FUND EXPENSES-CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES

FINANCIAL HIGHLIGHTS-CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES

GENERAL INFORMATION

   The Fund was incorporated under the laws of the State of Maryland on April 20, 1987. Class A Shares, Class B Shares and Class C Shares of the Fund ("Shares") are designed to give institutions and individuals a convenient means of accumulating an interest in a professionally managed, diversified portfolio of comprised primarily of equity securities.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

CALLING THE FUND
Call the Fund at 1-800-341-7400.



INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the policies described in this prospectus. The investment objective cannot be changed without approval of shareholders.

INVESTMENT POLICIES

ACCEPTABLE INVESTMENTS. The Fund will seek to achieve its investment objective by investing primarily in common stocks, preferred stocks, units of participation in master limited partnerships which are traded on national securities exchanges, securities convertible into stock, and debt securities issued by companies in the utilities industry. Under normal conditions, with respect to 65% of its assets, the Fund will invest in utility companies that derive 50% of their revenues from utilities or assets relating to utility industries. Securities issued by companies in the utilities industry include companies engaged in the production, transmission or distribution of electric energy or gas, or in communications facilities such as telephone or telegraph services.

   Debt obligations in the portfolio, at the time they are purchased, shall be limited to those which fall in one of the following categories: (i) rated investment grade by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P"), or (ii) determined by the adviser to be of investment grade and not rated by either of the aforementioned rating services, or (iii) the subordinated debt of issuers whose senior debt obligations are deemed to be investment grade by either of the aforementioned rating services. These subordinated debt securities may be unrated or rated below investment grade by Moody's or S&P. Securities rated in the lowest category of investment grade have speculative characteristics. Changes in economic or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. The prices of fixed income securities fluctuate inversely to the direction of interest rates.

For temporary or defensive purposes, the Fund may be primarily invested in short-term money market instruments including certificates of deposit, obligations issued or guaranteed by the United States government or its agencies or instrumentalities, commercial paper rated not lower than A-1 by S&P or Prime-1 by Moody's or repurchase agreements. The Fund may invest up to 100% of the value of its total assets as described above.

The investment policies described above cannot be changed without shareholder approval.

Downgraded securities will be evaluated on a case by case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The Directors have applied this limitation to the Fund's investments in debt convertible securities.

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities, on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will limit the amount of portfolio securities it may lend to not more than one-third of its total assets. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in cash or United States government securities that will be maintained in an amount equal to at least 100% of the current market value of the securities loaned.

   CONVERTIBLE SECURITIES. Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS- (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS- (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS- Preferred Equity Redemption Cumulative Stock (an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES- (Preferred Redeemable Increased Dividend Securities, which are essentially the same as DECS; the difference is little more than who initially underwrites the issue).

Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. Convertible securities rated below investment grade may be subject to some of the same risks as those inherent in junk bonds. The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO or in the Fund holding such securities where they have acquired a rating below investment grade after the Fund has purchased it.

The Fund's investments in convertible securities will not be subject to the quality rating limit on other securities in which the Fund invests.

   REAL ESTATE INVESTMENT TRUSTS. The Fund may purchase interests in real estate investment trusts. Risks associated with real estate investment trusts include the fact that equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified, and are, therefore, subject to the risk of financing single projects or unlimited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity real estate investment trusts may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage real estate investment trusts may be affected by the quality of any credit extended. The investment adviser seeks to mitigate these risks by selecting real estate investment trusts diversified by sector (shopping malls, apartment building complexes, and health care facilities) and geographic location.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities and, as a matter of fundamental policy which may not be changed without shareholder approval, will limit such investment to no more than 10% of its total assets. This restriction does not apply to commercial paper issued under
Section 4(2) of the Securities Act of 1933. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objectives and policies but which are subject to restriction on resale under federal securities law.

The Fund may invest in illiquid securities and, as a matter of fundamental policy which may not be changed without shareholder approval, will limit such investment to no more than 10% of its total assets. This limit applies to securities purchased by the Fund which are deemed to be illiquid by the Trustees, including certain restricted securities and repurchase agreements providing for settlement in more than seven days after notice.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

COVERED CALL OPTIONS. The Fund may also write call options on all or any portion of its portfolio to generate income for the Fund. Call options written by the Fund give the holder the right to buy the underlying securities of the Fund at the stated exercise price. The Fund will write call options only on securities either held in its portfolio, or for which it has the right to obtain without payment of further consideration, or for which it has segregated cash in the amount of any additional consideration. The call options which the Fund writes and sells must be listed on a recognized options exchange. The Fund's investment in call options shall not exceed 5% of the Fund's total assets.

AMERICAN DEPOSITARY RECEIPTS. The Fund may purchase American Depositary Receipts ("ADRs") issued by U.S. Banks as a substitute for direct ownership of securities of foreign companies in the utilities industry. ADRs are traded in the United States on stock exchanges and in the over-the-counter markets like stocks of domestic companies.

   SECURITIES OF FOREIGN ISSUERS. The Fund may invest in securities of foreign issuers which are freely traded on the United States securities exchanges or in the over-the-counter market in the form of depositary receipts as well as securities of foreign issuers that trade on foreign stock exchanges. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the investment adviser to be substantial.

Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries, including both developed and developing countries.

   The Fund will take advantage of the unusual opportunities for higher returns available from investing in developing countries and may invest in the utility and other securities of such countries. These investments carry considerably more volatility and risk because they are associated with less mature economies and less stable political systems. (See "Risk Considerations in Developing Countries.")

INVESTMENT RISKS

The Fund will attempt to meet its investment objectives by being at least 65% invested in securities issued by companies in the domestic and foreign utilities industries. There are certain risks associated with the utilities industries and with foreign securities of which investors in the Fund should be aware.

CONSIDERATIONS OF UTILITY SECURITIES. There are certain risks and considerations affecting utility companies, and the holders of utility company securities, which an investor should take into account when investing in those securities. Factors which may adversely affect utility companies include: difficulty in financing large construction programs during inflationary periods; technological innovations which may cause existing plants, equipment, or products to become less competitive or obsolete; the impact of natural or man-made disasters (especially on regional utilities); increased costs or reductions in production due to the unavailability of appropriate types of fuel; seasonally or occasionally reduced availability or higher cost of natural gas; and reduced demand due to energy conservation among consumers. The revenues of domestic and foreign utility companies generally reflect the economic growth and developments in the geographic areas in which they do business. Furthermore, utility securities tend to be interest rate sensitive.

In addition, most utility companies in the United States and in foreign countries are subject to government regulation. Generally, the purpose of such regulation is to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. However, utility companies in the United States are now faced with the possibility of deregulation which would create competition between the companies. Utility regulators also have permitted utilities to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. Of course, there can be no assurance that all of the regulatory policies described in this paragraph will continue in the future.

In addition to the effects of regulation described in the previous paragraph, utility companies may also be adversely affected by the following regulatory considerations: the development and implementation of a national energy policy; the differences between regulatory policies of different jurisdictions (or different regulators which have concurrent jurisdiction); shifts in regulatory policies; adequacy of rate increases; and future regulatory legislation.

Foreign utility companies may encounter different risks and opportunities than those located in the United States. Foreign utility companies may be more heavily regulated than their United States counterparts. Many foreign utility companies currently use fuels which cause more pollution than fuels used by United States utilities; in the future, it may be necessary for such foreign utility companies to invest heavily in pollution control equipment or otherwise meet pollution restrictions. Rapid growth in certain foreign economies may encourage the growth of utility industries in those countries. Although many foreign utility companies are currently government-owned, foreign governments may seek to "privatize" their utility companies, i.e., transfer ownership to private investors.

In addition to the foregoing considerations which affect most utility companies, there are specific considerations which affect specific utility industries:

ELECTRIC. The electric utility industry is made up of companies that are engaged in the generation, transmission, and sale of electric energy. Domestic electric utility companies have generally been favorably affected by lower fuel and financing costs and the completion of major construction programs. Some electric utilities are able to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, compliance with environmental and safety regulations, and changes in the regulatory climate.

In the United States, the construction and operation of nuclear power facilities is subject to a high degree of regulatory oversight by the Nuclear Regulatory Commission and state agencies with concurrent jurisdiction. In addition, the design, construction, licensing, and operation of nuclear power facilities are often subject to lengthy delays and unanticipated costs due to changes in regulatory policy, regional political actions, and lawsuits. Furthermore, during rate authorizations, utility regulators may disallow the inclusion in electric rates of the higher operating costs and expenditures resulting from these delays and unanticipated costs, including the costs of a nuclear facility which a utility company may never be able to use.

TELECOMMUNICATIONS. The telephone industry is large and highly concentrated. The greatest portion of this segment is comprised of companies which distribute telephone services and provide access to the telephone networks. While many telephone utility companies have diversified into other businesses in recent years, the profitability of telephone utility companies could be adversely affected by increasing competition, technological innovations, and other structural changes in the industry.

Cable television companies are typically local monopolies, subject to scrutiny by both utility regulators and municipal governments. Emerging technologies and legislation encouraging local competition are combining to threaten these monopolies and may slow future growth rates of these companies. The cellular telecommunications segment of this industry is characterized by emerging, rapidly growing companies.

GAS. Gas transmission and distribution companies are undergoing significant changes. In the United States, the Federal Energy Regulatory Commission is reducing its regulation of interstate transmission of gas. Gas utility companies in the past have been adversely affected by disruptions in the oil industry, increased concentration, and increased competition. WATER. Water utility companies purify, distribute, and sell water. This industry is highly fragmented because most of the water supplies are owned by local authorities. Water utility companies are generally mature and are experiencing little or no per capita volume growth. Investment opportunities from consolidation and foreign participation in this industry occurs.

REDUCING RISKS OF UTILITY SECURITIES. The Fund's adviser will use professional portfolio management techniques, including credit research and diversification, designed to reduce risk. The adviser will perform its own credit analysis in addition to using recognized rating agencies and other sources, including discussions with the issuer's management, the judgment of other investment analysts, and its own informed judgment. The adviser's credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest or dividend coverage, and earnings. In evaluating an issuer, the adviser places special emphasis on the estimated current value of the issuer's assets rather than historical costs.

     EXCHANGE RATES. Foreign securities are denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations.

     Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily.

When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell securities.

     FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:

    o less publicly available information about foreign companies;

    o the lack of uniform financial accounting standards applicable to foreign companies;

    o less readily available market quotations on foreign companies;

    o differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

    o generally lower foreign stock market value;

    o the likelihood that foreign securities may be less liquid or more volatile;

    o foreign brokerage commissions may be higher;

    o unreliable mail service between countries; and

    o political or financial changes which adversely affect investments in some countries.

RISK CONSIDERATIONS IN DEVELOPING COUNTRIES. Securities prices in developing countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, developing countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.

The economies of developing countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in developing countries may trade a small number of securities and may be unable to respond effectively to increased trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in developing countries typically offer less regulatory protection for investors.

     U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Although the Fund is unaware of any current restrictions, investors are advised that these policies could be reinstituted.

INVESTMENT LIMITATIONS

The Fund will not change any of the investment limitations described below without approval of shareholders. The Fund will not:

    o invest more than 25% of its total assets (valued at time of investment) in securities of companies engaged principally in any one industry other than the utilities industry, except that this restriction does not apply to cash or cash items and securities issued or guaranteed by the United States government or its agencies or instrumentalities;

    o invest more than 5% of the value of its total assets in securities of companies, including their predecessors, which have been in operation for less than three years;

    o invest more than 5% of its total assets (valued at the time of investment) in the securities of any one issuer, except that this restriction does not apply to cash and cash items, repurchase agreements, and securities issued or guaranteed by the United States government or its agencies or instrumentalities;

    o acquire more than 10% of the outstanding voting securities of any one issuer (at the time of acquisition);

    o borrow money, issue senior securities, or pledge assets, except that under certain circumstances the Fund may borrow money and engage in reverse repurchase transactions in amounts up to one-third of the value of its net assets, including the amounts borrowed, and pledge up to 10% of the value of those assets to secure such borrowings. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings are outstanding. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements;

    o lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the purchase or holding of corporate bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objectives and policies;

    o write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund's investment in put or call options, straddles, spreads, or any combination thereof shall not exceed 5% of the Fund's total assets;

    o invest more than 5% of its net assets in warrants, not more than 2% of which can be warrants not listed on recognized exchanges; or

       o invest more than 15% of its total assets in securities of foreign issuers not listed on recognized exchanges.

If a percentage restriction set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changes in value or in the number of outstanding securities of an issuer will not be considered a violation.




NET ASSET VALUE

The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.

INVESTING IN THE FUND

This prospectus offers three classes of Shares each with the characteristics described below.

                CLASS ACLASS BCLASS C
Minimum and Subsequent $1500/$100       $1500/$100  $1500/$100
Investment Amounts
Minimum and Subsequent $250/$100        $250/$100  $250/$100
Investment Amount
for Retirement Plans
Maximum Sales Charge   5.50%*  None     None
Maximum Contingent     None    5.50     1.00%#
Deferred Sales
Charge**
Conversion Feature No Yes No * Class A Shares are sold at NAV, plus a sales charge as follows:

              SALES CHARGE    DEALER
           AS A PERCENTAGE OFCONCESSION AS
               PUBLIC  NETA PERCENTAGE OF
              OFFERINGAMOUNTPUBLIC OFFERING
AMOUNT OF TRANSACTION PRICE  INVESTED     PRICE
Less than $50,000      5.50%   5.82%      5.00%
$50,000 but less
than $100,000   4.50%  4.71%   4.00%
$100,000 but less
than $250,000   3.75%  3.90%   3.25%
$250,000 but less
than $500,000   2.50%  2.56%   2.25%
$500,000 but less
than $1 million 2.00%  2.04%   1.80%
$1 million or greater  0.00%   0.00%     0.25%

** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

   The following contingent deferred sales charge schedule applies to Class B
Shares:

                          YEAR OF REDEMPTION CONTINGENT
                                    DEFERRED
                           AFTER PURCHASE SALES CHARGE

                            First
5.50%
                                    Second
4.75%
                                    Third
4.00%
                                    Fourth
3.00%
                                    Fifth
2.00%
                                    Sixth
1.00%
                                    Seventh and thereafter
0.00%

   Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. See "Conversion of Class B Shares."

# The contingent deferred sales charge is assessed on Shares redeemed within one year of their purchase date.


PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their Shares for Shares of the corresponding class of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY
Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

The financial intermediary which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

PURCHASING SHARES BY WIRE
Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number--this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

PURCHASING SHARES BY CHECK
Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SYSTEMATIC INVESTMENT PROGRAM
Under this program, funds in a minimum amount of $50 may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

RETIREMENT PLANS
Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

CLASS A SHARES
Class A Shares are sold at NAV, plus a sales charge. However:

NO SALES CHARGE IS IMPOSED FOR CLASS A SHARES PURCHASED:

n through financial intermediaries that do not receive sales charge dealer concessions;

n    by Federated Life Members; or

n through "wrap accounts" or similar programs under which clients pay a fee for services.

IN ADDITION, THE SALES CHARGE CAN BE REDUCED OR ELIMINATED BY:

n purchasing in quantity and accumulating purchases at the levels in the table under "Investing in the Fund";

n    combining concurrent purchases of two or more funds;

n signing a letter of intent to purchase a specific quantity of shares within 13 months; or

n    using the reinvestment privilege.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

DEALER CONCESSION
For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end. The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp.

     Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.

CLASS B SHARES
Class B Shares are sold at NAV. Under certain circumstances, a contingent deferred sales charge will be assessed at the time of a redemption. Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

CONVERSION OF CLASS B SHARES
Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. Such conversion will be on the basis of the relative NAVs per Share, without the imposition of any charges. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase.

CLASS C SHARES
Class C Shares are sold at NAV. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase.


REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

REDEEMING OR EXCHANGING SHARES THROUGH A FINANCIAL INTERMEDIARY
Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

REDEEMING OR EXCHANGING SHARES BY TELEPHONE
Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares By Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

REDEEMING OR EXCHANGING SHARES BY MAIL
Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

REQUIREMENTS FOR REDEMPTION
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

REQUIREMENTS FOR EXCHANGE
Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on and prospectuses for the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

SYSTEMATIC WITHDRAWAL PROGRAM
Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder of not less than $100. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class A Shares subject to a sales charge while participating in this program. A contingent deferred sales charge may be imposed on Class B and C Shares.

CONTINGENT DEFERRED SALES CHARGE
The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

     Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

      n following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

      n representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

      n which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

      n which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

      n     which are reinvested in the Fund under the reinvestment privilege;

      n of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and

      n of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.
For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions.
Shareholders will be notified of such action.


ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

DIVIDENDS AND DISTRIBUTIONS
Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS. The Fund is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

     INVESTMENT ADVISER. Investment decisions for the Fund are made by Passport Research Ltd., the Fund's investment adviser (the "Adviser"), subject to direction by the Directors. Passport Research, Ltd. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

   ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver at any time at its sole discretion.

     ADVISER'S BACKGROUND. Passport Research, Ltd. is a Pennsylvania limited partnership organized in 1981. Federated Advisers is the general partner of the Adviser and has a 50.5% interest in the Adviser. Federated Advisers is a subsidiary of Federated Investors. Edward D. Jones & Co. L.P. is the limited partner of the Adviser and has a 49.5% interest in the Adviser. Passport Research, Ltd. has also acted as investment adviser for Edward D. Jones & Co. Daily Passport Cash Trust since 1982. Employees of the Adviser are also employees of other advisers which are affiliates of Federated Investors.

   SUB-ADVISER. Under the terms of the Sub-Advisory Agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide the Adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

SUB-ADVISORY FEES. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

SUB-ADVISER'S BACKGROUND. Federated Global Research Corp., incorporated under in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940.

     The Sub-Adviser is a subsidiary of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Passport Research, Ltd., Federated Global Research Corp., and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide.

     Linda A. Duessel has been the Fund's portfolio manager since April 1995. Ms. Duessel joined Federated Investors in 1991 and has been a Vice President of the Fund's investment adviser since 1995. Ms. Duessel was an Assistant Vice President of the Fund's investment adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

        Steven J. Lehman will be named a portfolio manager of the Fund effective July 1997. Mr. Lehman joined the Adviser in May 1997 as a Vice President. From 1985 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD Investment Management Company. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.

     Drew J. Collins has been a portfolio manager of the Fund since July 1997. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of the University of Pennsylvania.

     Henry A. Frantzen has been a portfolio manager of the Fund since July 1997. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995.

   The Fund, the Adviser, and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors and could result in severe penalties.

DISTRIBUTION OF SHARES

     Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

The distributor may offer to pay financial institutions an amount equal to 1% of the net asset value of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

The distributor will pay dealers an amount equal to 5.50% of the net asset value of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.

   DISTRIBUTION PLAN (CLASS B SHARES AND CLASS C SHARES ONLY) AND SHAREHOLDER SERVICES Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), Class B Shares and Class C Shares will pay a fee to the distributor in an amount computed at an annual rate of 0.75% of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. For Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of 0.75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the Plan.

The Distribution Plan is a compensation type Plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Plan.

   In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholders Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

   SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. Federated Securities Corp. will pay financial institutions, at the time of purchase of Class A Shares, an amount equal to 0.50% of the net asset value of Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)

Furthermore, with respect to Class A Shares, Class B Shares, and Class C Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.
Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

                                         Average Aggregate Daily Net Assets

      MAXIMUM ADMINISTRATIVE FEE               OF THE FEDERATED FUNDS

            0.15%                            on the first $250 million

            0.125%                           on the next $250 million

            0.100%                           on the next $250 million

            0.075%                    on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.




SHAREHOLDER INFORMATION

Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.

Directors may be removed by the Directors or shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's outstanding Shares of all series entitled to vote.

As of February 8 , 1998, the following shareholder of record owned 25% or more of the outstanding Class C Shares of the Fund: Merrill Lynch Pierce Fenner & Smith (as record owner holding Class C Shares for its clients), Jacksonville, Florida, owned approximately 1,230,436 Class C Shares (29.95%) and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.



TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

   STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield for each class of Shares including Class F Shares.

Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return and yield.

Total return and yield will be calculated separately for Class A Shares, Class B Shares, Class C Shares, and Class F Shares.

From time to time, advertisements for the Class A Shares, Class B Shares, Class C Shares and Class F Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, Class C Shares and Class F Shares to certain indices.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Class F Shares. Class F Shares are sold primarily to customers of financial institutions subject to a front-end sales charge, a contingent deferred sales charge, a Shareholder Services Agreement, and a minimum initial investment of $1,500, unless the investment is in a retirement account, in which the minimum investment is $50.

Class A Shares, Class B Shares, Class C Shares and Class F Shares are subject to certain of the same expenses; however, the front-end sales charge for Class F Shares is lower than that for Class A Shares. Expense differences, however, between Class A Shares, Class B Shares, Class C Shares and Class F Shares may affect the performance of each class.

To obtain more information and a prospectus for Class F Shares, investors may call 1-800-341-7400 or contact their financial institution.

ADDRESSES

Federated Utility Fund, Inc.

Class A Shares                               Federated Investors Funds

Class B Shares                            5800 Corporate Drive

Class C Shares                            Pittsburgh, PA 15237-7000



Distributor

Federated Securities Corp.                   Federated Investors Tower

                                          1001 Liberty Avenue

                                          Pittsburgh, PA 15222-3779



Investment Adviser

Passport Research, Ltd.                      Federated Investors Tower

                                          1001 Liberty Avenue

                                          Pittsburgh, PA 15222-3779

   Sub-Adviser

Federated Global Research Corp.           175 Water Street

                                          New York, NY 10038-4965



Custodian

State Street Bank and                     P.O. Box 8600

Trust Company                             Boston, MA 02266-8600



Transfer Agent and Dividend Disbursing Agent

Federated Shareholder                     P.O. Box 8600

Services Company                          Boston, MA 02266-8600



Independent Auditors

Ernst & Young LLP                         One Oxford Center

                                          Pittsburgh, PA 15219









                                          Federated Utility

                                          Fund, Inc.

                                          (formerly, Liberty Utility Fund, Inc.)

                                          Class  A Shares

                                          Class B Shares

                                          Class C Shares






                                          Prospectus

                                          An Open-End, Diversified

                                          Management Investment Company



                                             April 30, 1998
 [LOGO] FEDERATED INVESTORS

Federated Investors Tower

Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the Fund

and is a subsidiary of Federated Investors

CUSIP 314286105
CUSIP 314286204
CUSIP 314286303
G01154-01    (4/98)

FEDERATED UTILITY FUND, INC.
CLASS F SHARES



PROSPECTUS

The Class F Shares of Federated Utility Fund, Inc. (the "Fund") offered by this prospectus represent interests in the Fund which is an open-end, diversified management investment company (a mutual fund).

The Fund invests in a diversified portfolio comprised primarily of equity securities to achieve current income and long-term growth of income. Capital appreciation is a secondary objective.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Class F Shares of the Fund. Keep this prospectus for future reference.

   The Fund has also filed a Statement of Additional Information for Class A Shares, Class B Shares, Class C Shares and Class F Shares dated April 30, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received it electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   Prospectus dated April 30, 1998

TABLE OF CONTENTS

SUMMARY OF FUND EXPENSES-CLASS F SHARES

FINANCIAL HIGHLIGHTS-CLASS F SHARES

GENERAL INFORMATION

   The Fund was incorporated under the laws of the State of Maryland on April 20, 1987. Class F Shares of the Fund ("Shares") are designed to give institutions and individuals a convenient means of accumulating an interest in a professionally managed, diversified portfolio comprised primarily of equity securities.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

CALLING THE FUND
Call the Fund at 1-800-341-7400.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the policies described in this prospectus. The investment objective cannot be changed without approval of shareholders.

INVESTMENT POLICIES

ACCEPTABLE INVESTMENTS. The Fund will seek to achieve its investment objective by investing primarily in common stocks, preferred stocks, units of participation in master limited partnerships which are traded on national securities exchanges, securities convertible into stock, and debt securities issued by companies in the utilities industry. Under normal conditions, with respect to 65% of its assets, the Fund will invest in utility companies that derive 50% of their revenues from utilities or assets relating to utility industries. Securities issued by companies in the utilities industry include companies engaged in the production, transmission or distribution of electric energy or gas, or in communications facilities such as telephone or telegraph services.

   Debt obligations in the portfolio, at the time they are purchased, shall be limited to those which fall in one of the following categories: (i) rated investment grade by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P"), or (ii) determined by the Adviser to be of investment grade and not rated by either of the aforementioned rating services, or (iii) the subordinated debt of issuers whose senior debt obligations are deemed to be investment grade by either of the aforementioned rating services. These subordinated debt securities may be unrated or rated below investment grade by Moody's or S&P. Securities rated in the lowest category of investment grade have speculative characteristics. Changes in economic or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. The prices of fixed income securities fluctuate inversely to the direction of interest rates.

For temporary or defensive purposes, the Fund may be primarily invested in short-term money market instruments including certificates of deposit, obligations issued or guaranteed by the United States government or its agencies or instrumentalities, commercial paper rated not lower than A-1 by S&P or Prime-1 by Moody's or repurchase agreements. The Fund may invest up to 100% of the value of its total assets as described above.

The investment policies described above cannot be changed without shareholder approval.

Downgraded securities will be evaluated on a case by case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The Directors have applied this limitation to the Fund's investments in debt convertible securities.

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities, on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will limit the amount of portfolio securities it may lend to not more than one-third of its total assets. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in cash or United States government securities that will be maintained in an amount equal to at least 100% of the current market value of the securities loaned.

   CONVERTIBLE SECURITIES. Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS- (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS- (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS- Preferred Equity Redemption Cumulative Stock (an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES- (Preferred Redeemable Increased Dividend Securities, which are essentially the same as DECS; the difference is little more than who initially underwrites the issue).

Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. Convertible securities rated below investment grade may be subject to some of the same risks as those inherent in junk bonds. The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO or in the Fund holding such securities where they have acquired a rating below investment grade after the Fund has purchased it.

The Fund's investments in convertible securities will not be subject to the quality rating limit on other securities in which the Fund invests.

   REAL ESTATE INVESTMENT TRUSTS. The Fund may purchase interests in real estate investment trusts. Risks associated with real estate investment trusts include the fact that equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified, and are, therefore, subject to the risk of financing single projects or unlimited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity real estate investment trusts may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage real estate investment trusts may be affected by the quality of any credit extended. The investment adviser seeks to mitigate these risks by selecting real estate investment trusts diversified by sector (shopping malls, apartment building complexes, and health care facilities) and geographic location.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities and, as a matter of fundamental policy which may not be changed without shareholder approval, will limit such investment to no more than 10% of its total assets. This restriction does not apply to commercial paper issued under
Section 4(2) of the Securities Act of 1933. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objectives and policies but which are subject to restriction on resale under federal securities law.

The Fund may invest in illiquid securities and, as a matter of fundamental policy which may not be changed without shareholder approval, will limit such investment to no more than 10% of its total assets. This limit applies to securities purchased by the Fund which are deemed to be illiquid by the Trustees, including certain restricted securities and repurchase agreements providing for settlement in more than seven days after notice.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

COVERED CALL OPTIONS. The Fund may also write call options on all or any portion of its portfolio to generate income for the Fund. Call options written by the Fund give the holder the right to buy the underlying securities of the Fund at the stated exercise price. The Fund will write call options only on securities either held in its portfolio, or for which it has the right to obtain without payment of further consideration, or for which it has segregated cash in the amount of any additional consideration. The call options which the Fund writes and sells must be listed on a recognized options exchange. The Fund's investment in call options shall not exceed 5% of the Fund's total assets.

AMERICAN DEPOSITARY RECEIPTS. The Fund may purchase American Depositary Receipts ("ADRs") issued by U.S. Banks as a substitute for direct ownership of securities of foreign companies in the utilities industry. ADRs are traded in the United States on stock exchanges and in the over-the-counter markets like stocks of domestic companies.

   SECURITIES OF FOREIGN ISSUERS. The Fund may invest in securities of foreign issuers which are freely traded on the United States securities exchanges or in the over-the-counter market in the form of depositary receipts as well as securities of foreign issuers that trade on foreign stock exchanges. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the investment adviser to be substantial.

Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries, including both developed and developing countries.

   The Fund will take advantage of the unusual opportunities for higher returns available from investing in developing countries and may invest in the securities of such countries. These investments carry considerably more volatility and risk because they are associated with less mature economies and less stable political systems. (See "Risk Considerations in Developing Countries.")

INVESTMENT RISKS

The Fund will attempt to meet its investment objectives by being at least 65% invested in securities issued by companies in the domestic and foreign utilities industries. There are certain risks associated with the utilities industries and with foreign securities of which investors in the Fund should be aware.

CONSIDERATIONS OF UTILITY SECURITIES. There are certain risks and considerations affecting utility companies, and the holders of utility company securities, which an investor should take into account when investing in those securities. Factors which may adversely affect utility companies include: difficulty in financing large construction programs during inflationary periods; technological innovations which may cause existing plants, equipment, or products to become less competitive or obsolete; the impact of natural or man-made disasters (especially on regional utilities); increased costs or reductions in production due to the unavailability of appropriate types of fuel; seasonally or occasionally reduced availability or higher cost of natural gas; and reduced demand due to energy conservation among consumers. The revenues of domestic and foreign utility companies generally reflect the economic growth and developments in the geographic areas in which they do business. Furthermore, utility securities tend to be interest rate sensitive.

In addition, most utility companies in the United States and in foreign countries are subject to government regulation. Generally, the purpose of such regulation is to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. However, utility companies in the United States are now faced with the possibility of deregulation which would create competition between the companies. Utility regulators also have permitted utilities to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. Of course, there can be no assurance that all of the regulatory policies described in this paragraph will continue in the future.

In addition to the effects of regulation described in the previous paragraph, utility companies may also be adversely affected by the following regulatory considerations: the development and implementation of a national energy policy; the differences between regulatory policies of different jurisdictions (or different regulators which have concurrent jurisdiction); shifts in regulatory policies; adequacy of rate increases; and future regulatory legislation.

Foreign utility companies may encounter different risks and opportunities than those located in the United States. Foreign utility companies may be more heavily regulated than their United States counterparts. Many foreign utility companies currently use fuels which cause more pollution than fuels used by United States utilities; in the future, it may be necessary for such foreign utility companies to invest heavily in pollution control equipment or otherwise meet pollution restrictions. Rapid growth in certain foreign economies may encourage the growth of utility industries in those countries. Although many foreign utility companies are currently government-owned, foreign governments may seek to "privatize" their utility companies, i.e., transfer ownership to private investors.

In addition to the foregoing considerations which affect most utility companies, there are specific considerations which affect specific utility industries:

ELECTRIC. The electric utility industry is made up of companies that are engaged in the generation, transmission, and sale of electric energy. Domestic electric utility companies have generally been favorably affected by lower fuel and financing costs and the completion of major construction programs. Some electric utilities are able to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, compliance with environmental and safety regulations, and changes in the regulatory climate.

In the United States, the construction and operation of nuclear power facilities is subject to a high degree of regulatory oversight by the Nuclear Regulatory Commission and state agencies with concurrent jurisdiction. In addition, the design, construction, licensing, and operation of nuclear power facilities are often subject to lengthy delays and unanticipated costs due to changes in regulatory policy, regional political actions, and lawsuits. Furthermore, during rate authorizations, utility regulators may disallow the inclusion in electric rates of the higher operating costs and expenditures resulting from these delays and unanticipated costs, including the costs of a nuclear facility which a utility company may never be able to use.

TELECOMMUNICATIONS. The telephone industry is large and highly concentrated. The greatest portion of this segment is comprised of companies which distribute telephone services and provide access to the telephone networks. While many telephone utility companies have diversified into other businesses in recent years, the profitability of telephone utility companies could be adversely affected by increasing competition, technological innovations, and other structural changes in the industry.

Cable television companies are typically local monopolies, subject to scrutiny by both utility regulators and municipal governments. Emerging technologies and legislation encouraging local competition are combining to threaten these monopolies and may slow future growth rates of these companies. The cellular telecommunications segment of this industry is characterized by emerging, rapidly growing companies.

GAS. Gas transmission and distribution companies are undergoing significant changes. In the United States, the Federal Energy Regulatory Commission is reducing its regulation of interstate transmission of gas. Gas utility companies in the past have been adversely affected by disruptions in the oil industry, increased concentration, and increased competition.

WATER. Water utility companies purify, distribute, and sell water. This industry is highly fragmented because most of the water supplies are owned by local authorities. Water utility companies are generally mature and are experiencing little or no per capita volume growth. Investment opportunities from consolidation and foreign participation in this industry occurs.

REDUCING RISKS OF UTILITY SECURITIES. The Fund's adviser will use professional portfolio management techniques, including credit research and diversification designed to reduce risk. The adviser will perform its own credit analysis in addition to using recognized rating agencies and other sources, including discussions with the issuer's management, the judgment of other investment analysts, and its own informed judgment. The Adviser's credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest or dividend coverage, and earnings. In evaluating an issuer, the adviser places special emphasis on the estimated current value of the issuer's assets rather than historical costs.

     EXCHANGE RATES. Foreign securities are denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations.

     Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily.

When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell securities.

     FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:

o    less publicly available information about foreign companies;

o the lack of uniform financial accounting standards applicable to foreign companies;

o    less readily available market quotations on foreign companies;

o differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

o    generally lower foreign stock market value;

o    the likelihood that foreign securities may be less liquid or more volatile;

o    foreign brokerage commissions may be higher;

o    unreliable mail service between countries; and

o political or financial changes which adversely affect investments in some countries.

RISK CONSIDERATIONS IN DEVELOPING COUNTRIES. Securities prices in developing countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, developing countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.

The economies of developing countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in developing countries may trade a small number of securities and may be unable to respond effectively to increased trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in developing countries typically offer less regulatory protection for investors.

     U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Although the Fund is unaware of any current restrictions, investors are advised that these policies could be reinstituted.

INVESTMENT LIMITATIONS

The Fund will not change any of the investment limitations described below without approval of shareholders. The Fund will not:

      o invest more than 25% of its total assets (valued at time of investment) in securities of companies engaged principally in any one industry other than the utilities industry, except that this restriction does not apply to cash or cash items and securities issued or guaranteed by the United States government or its agencies or instrumentalities;

      o invest more than 5% of the value of its total assets in securities of companies, including their predecessors, which have been in operation for less than three years;

      o invest more than 5% of its total assets (valued at the time of investment) in the securities of any one issuer, except that this restriction does not apply to cash and cash items, repurchase agreements, and securities issued or guaranteed by the United States government or its agencies or instrumentalities;

      o acquire more than 10% of the outstanding voting securities of any one issuer (at the time of acquisition);

      o borrow money, issue senior securities, or pledge assets, except that under certain circumstances the Fund may borrow money and engage in reverse repurchase transactions in amounts up to one-third of the value of its net assets, including the amounts borrowed, and pledge up to 10% of the value of those assets to secure such borrowings. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings are outstanding. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements;

      o lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the purchase or holding of corporate bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objectives and policies;

      o write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund's investment in put or call options, straddles, spreads, or any combination thereof shall not exceed 5% of the Fund's total assets;

      o invest more than 5% of its net assets in warrants, not more than 2% of which can be warrants not listed on recognized exchanges; or

         o invest more than 15% of its total assets in securities of foreign issuers not listed on recognized exchanges.

If a percentage restriction set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changes in value or in the number of outstanding securities of an issuer will not be considered a violation.




NET ASSET VALUE

The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.

INVESTING IN THE FUND

This prospectus offers Class F Shares with the characteristics described below.

                            CLASS F
Minimum and Subsequent Investment Amount            $1500/$100
Minimum and Subsequent Investment Amount for         $250/$100
Retirement Plans
Maximum Sales Charge                                    1.00%*
Maximum Sales Charge as a Percentage
of the Net Amount Invested                                1.01%
Maximum Contingent Deferred Sales Charge**              1.00%**

* There is no sales charge for purchases of $1 million or more. In addition, no sales charge is imposed for Shares purchased through certain entities or programs. Please see the section entitled "Reducing or Eliminating the Sales Charge."

** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

   The following contingent deferred sales charge schedule applies to Class F
Shares:




                               CONTINGENT DEFERRED
                   AMOUNT OF PURCHASE SHARES HELD SALES CHARGE
          Up to $1,999,999                     Four Years or less      1.00%
          $2,000,000 to $4,999,999             Two Years or less       0.50%
          $5,000,000 or more                   One Year or less        0.25%


PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in Class F Shares of certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their Shares for Class F Shares of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY
Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

The financial intermediary which maintains investor accounts in Class F Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

PURCHASING SHARES BY WIRE
Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number--this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

PURCHASING SHARES BY CHECK
Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SYSTEMATIC INVESTMENT PROGRAM
Under this program, funds in a minimum amount of $50 may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

RETIREMENT PLANS
Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

REDUCING OR ELIMINATING THE SALES CHARGE
Class F Shares are sold at NAV, plus a sales charge. However:

NO SALES CHARGE IS IMPOSED FOR CLASS F SHARES PURCHASED:

n through bank trust departments or investment advisers registered under the Investment Advisers Act of 1940 purchasing on behalf of their clients;

n by sales representatives, Directors, and employees of the Fund, Federated Advisers, Federated Securities Corp. or their affiliates and their immediate family members;

n by any investment dealer who has a sales agreement with Federated Securities Corp. and their immediate family members, or by any trusts or pension or profit-sharing plans for these persons or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates; or

n by shareholders of record in the Fortress Utility Fund on September 30, 1989.

IN ADDITION, THE SALES CHARGE CAN BE REDUCED OR ELIMINATED BY:

n    purchasing in quantity and accumulating purchases;

n    combining concurrent purchases of two or more funds;

n signing a letter of intent to purchase a specific quantity of shares within 13 months; or

n    using the reinvestment privilege.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

DEALER CONCESSION
For sales of Shares, a dealer will normally receive up to 100% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp.

     Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.


REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for Class F Shares of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like Share class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

REDEEMING OR EXCHANGING SHARES THROUGH A FINANCIAL INTERMEDIARY
Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

REDEEMING OR EXCHANGING SHARES BY TELEPHONE
Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares By Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

REDEEMING OR EXCHANGING SHARES BY MAIL
Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

REQUIREMENTS FOR REDEMPTION
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

REQUIREMENTS FOR EXCHANGE
Shareholders must exchange Shares having a NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on and prospectuses for the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

SYSTEMATIC WITHDRAWAL PROGRAM
Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder of not less than $100. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete, the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class F Shares subject to a sales charge while participating in this program. A contingent deferred sales charge will be imposed on Shares redeemed through this program within four years of their purchase dates.

CONTINGENT DEFERRED SALES CHARGE
The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE
Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

n following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder; n representing a total or partial distribution from an Individual Retirement Account, Keogh Plan, or a custodial account to a shareholder who has attained the age of 70 1/2; n representing a total or partial distribution from a qualified plan, other than an Individual Retirement Account, Keogh Plan, or a custodial account following retirement; n which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements; n which are reinvested in the Fund under the reinvestment privilege;

n of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and

      n of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the contingent deferred sales charge or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.


ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

DIVIDENDS AND DISTRIBUTIONS
Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS. The Fund is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

     INVESTMENT ADVISER. Investment decisions for the Fund are made by Passport Research Ltd., the Fund's investment adviser, subject to direction by the Directors. Passport Research, Ltd. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

   ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver at any time at its sole discretion.

     ADVISER'S BACKGROUND. Passport Research, Ltd. is a Pennsylvania limited partnership organized in 1981. Federated Advisers is the general partner of the Adviser and has a 50.5% interest in the Adviser. Federated Advisers is a subsidiary of Federated Investors. Edward D. Jones & Co. L.P. is the limited partner of the Adviser and has a 49.5% interest in the Adviser. Passport Research, Ltd. has also acted as investment adviser for Edward D. Jones & Co. Daily Passport Cash Trust since 1982. Employees of the Adviser are also employees of other advisers which are affiliates of Federated Investors.

   SUB-ADVISER. Under the terms of the Sub-Advisory Agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide the Adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

SUB-ADVISORY FEES. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

SUB-ADVISER'S BACKGROUND. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940.

     The Sub-Adviser is a subsidiary of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Passport Research, Ltd., Federated Global Research Corp., and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide.

     Linda A. Duessel has been the Fund's portfolio manager since April 1995. Ms. Duessel joined Federated Investors in 1991 and has been a Vice President of the Fund's investment adviser since 1995. Ms. Duessel was an Assistant Vice President of the Fund's investment adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

        Steven J. Lehman will be named a portfolio manager of the Fund effective July 1997. Mr. Lehman joined the Adviser in May 1997 as a Vice President. From 1985 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD Investment Management Company. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.

     Drew J. Collins has been a portfolio manager of the Fund since July 1997. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of the University of Pennsylvania.

     Henry A. Frantzen has been a portfolio manager of the Fund since July 1997. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995.

   The Fund, the Adviser, and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors and could result in severe penalties.

DISTRIBUTION OF CLASS F  SHARES

     Federated Securities Corp. is the principal distributor for Class F Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

   SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund will make payments up to 0.25% of the average daily net asset value of Class F Shares, computed at an annual rate, to obtain certain personal services for shareholders and to provide the maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

   SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. Federated Securities Corp. will pay financial institutions, for distribution and/or administrative services, an amount equal to 1.00% of the offering price of the Shares acquired by their clients or customers on purchases up to $1,999,999, 0.50% of the offering price on purchases of $2,000,000 to $4,999,999, and 0.25% of the offering price on purchases of $5,000,000 or more. (This fee is in addition to the 1.00% sales charge on purchases of less that $1 million.) The financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

Furthermore, with respect to Class F Shares, in addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:

                                   Average Aggregate Daily Net Assets

      MAXIMUM ADMINISTRATIVE FEE               OF THE FEDERATED FUNDS

            .0150%                             on the first $250 million

            0.125%                             on the next $250 million

            0.100%                             on the next $250 million

            0.075%                     on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.




SHAREHOLDER INFORMATION

Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's outstanding shares of all series entitled to vote.

As of February 8, 1998, the following shareholder of record owned 25% or more of the outstanding Class C Shares of the Fund: Merrill Lynch Pierce Fenner & Smith (as record owner holding Class C Shares for its clients), Jacksonville, Florida, owned approximately 1,230,436 Class C Shares (29.95%) and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.



TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

   STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield for Class F Shares.

Total return represents the change, over a specific period of time, in the value of an investment in Class F Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Class F Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Class F Shares over a thirty-day period by the maximum offering price per share of Class F Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Class F Shares, and therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge, and the contingent deferred sales charge, which, if excluded, would increase the total return and yield.

Total return and yield will be calculated separately for Class A Shares, Class B Shares, Class C Shares, and Class F Shares. Because Class B Shares and Class C Shares are subject to Rule 12b-1 fees, the yield for Class A Shares and Class F Shares, for the same period, may exceed that of Class B Shares and Class C Shares. Because Class A Shares are subject to a higher maximum sales charge, the total return for Class B Shares, Class C Shares and Class F Shares, for the same period, will exceed that of Class A Shares.

From time to time, advertisements for the Class A Shares, Class B Shares, Class C Shares and Class F Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, Class C Shares and Class F Shares to certain indices.

OTHER CLASSES OF SHARES

The Fund also offers other classes of shares called Class A Shares, Class B Shares and Class C Shares which are all sold primarily to customers of financial institutions subject to certain differences.

Class A Shares are sold subject to a front-end sales charge and a Shareholder Services Plan. Investments in Class A Shares are subject to a minimum initial investment of $500, unless the investment is in a retirement account, in which case the minimum investment is $50.

Class B Shares are sold at net asset value subject to a contingent deferred sales charge, a Rule 12b-1 Plan and a Shareholder Services Plan. Investments in Class B Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50.

Class C Shares are sold at net asset value subject to a contingent deferred sales charge, a Rule 12b-1 Plan and a Shareholder Services Plan. Investments in Class C Shares are subject to a minimum investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50.

Class A Shares, Class B Shares, Class C Shares and Class F Shares are subject to certain of the same expenses. Expense differences, however, between Class A Shares, Class B Shares Class C Shares and Class F Shares, may affect the performance of each class.

To obtain more information and a combined prospectus for Class A Shares, Class B Shares and Class C Shares, investors may call 1-800-341-7400 or contact their financial institution.

ADDRESSES

Federated Utility Fund, Inc.

Class F Shares                               Federated Investors Funds

                                          5800 Corporate Drive

                                          Pittsburgh, PA 15237-7000



Distributor

Federated Securities Corp.                   Federated Investors Tower

                                          1001 Liberty Avenue

                                          Pittsburgh, PA 15222-3779



Investment Adviser

Passport Research, Ltd.                      Federated Investors Tower

                                          1001 Liberty Avenue

                                          Pittsburgh, PA 15222-3779

   Sub-Adviser

Federated Global Research Corp.           175 Water Street

                                          New York, NY  10038-4965



Custodian

State Street Bank and                     P.O. Box 8600

Trust Company                             Boston, MA 02266-8600



Transfer Agent and Dividend Disbursing Agent

Federated Shareholder                     P.O. Box 8600

Services Company                          Boston, MA 02266-8600



Independent Auditors

Ernst & Young LLP                         One Oxford Center

                                          Pittsburgh, PA 15219

                                          Federated Utility

                                          Fund, Inc.



                                          Class F  Shares


                                          Prospectus



                                          An Open-End, Diversified

                                          Management Investment Company



                                             April 30, 1998




[LOGO] FEDERATED INVESTORS

Federated Investors Tower

Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the Fund

and is a subsidiary of Federated Investors

CUSIP 314286402

G01154-03-F    (4/98)












    FEDERATED UTILITY FUND, INC.
    CLASS A SHARES
    CLASS B SHARES
    CLASS C SHARES
    CLASS F SHARES

    STATEMENT OF ADDITIONAL INFORMATION












       This Statement of Additional Information should be read with the prospectus for Class A Shares, Class B Shares, and Class C Shares, and the prospectus for Class F Shares of Federated Utility Fund, Inc. (the "Fund") each dated April 30, 1998. This Statement is not a prospectus itself. You may request a copy of either prospectus or a paper copy of this Statement, if you received it electronically, free of charge by calling 1-800-341-7400.

        FEDERATED UTILITY FUND, INC.
     FEDERATED INVESTORS FUNDS
     5800 CORPORATE DRIVE
     PITTSBURGH, PENNSYLVANIA 15237-7000

       Statement dated April 30, 1998
[GRAPHIC OMITTED]

     Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.

     Cusip 314286105
     Cusip 314286204
     Cusip 314286303
     Cusip 314286402
     G-1154-02    (4/98)

TABLE OF CONTENTS

                                        I
     GENERAL INFORMATION ABOUT THE FUND   1
     INVESTMENT OBJECTIVES AND POLICIES   1
      Temporary Investments        1
      Units of Master Limited Partnerships      2
      Convertible Securities       2
      Repurchase Agreements        2
      Lending of Portfolio Securities     2
      Restricted Securities        2
      When-Issued and Delayed Delivery Transactions   3
      Reverse Repurchase Agreements3
      Covered Call Options         3
      Portfolio Turnover           3
     INVESTMENT LIMITATIONS        3
     FEDERATED UTILITY FUND, INC. MANAGEMENT    6
      Fund Ownership              10
      Directors Compensation      10
     INVESTMENT ADVISORY SERVICES 11
      Adviser to the Fund         11
      Advisory Fees               11
     BROKERAGE TRANSACTIONS       11
     OTHER SERVICES               12
      Fund Administration         12
      Custodian and Portfolio Accountant  12
      Transfer Agent              12
      Independent Auditors        12
     PURCHASING SHARES            12
     DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT   12
      Conversion to Federal Funds 13
      Purchases by Sales Representatives, Fund Directors, and Employees 13
      Exchanging Securities for Fund Shares     13

     DETERMINING NET ASSET VALUE  14
      Determining Market Value of Securities    14
     EXCHANGE PRIVILEGE           14
      Reduced Sales Charge        14
      Requirements for Exchange   14
      Tax Consequences            15
      Making an Exchange          15
     REDEEMING SHARES             15
      Redemption in Kind          15
      Elimination of the Contingent Deferred Sales
        Charge                    16
     MASSACHUSETTS PARTNERSHIP LAW16
     TAX STATUS                   16
      The Fund's Tax Status       16
      Shareholders' Tax Status    16
     TOTAL RETURN                 16
     YIELD                        17
     PERFORMANCE COMPARISONS      17
      Economic and Market Information     18
     ABOUT FEDERATED INVESTORS    18
      Mutual Fund Market          19
      Institutional Clients       19
      Bank Marketing              19
      Broker/Dealers and Bank Broker/Dealer Subsidiaries    19
     FINANCIAL STATEMENTS         19
     APPENDIX                     20

GENERAL INFORMATION ABOUT THE FUND

The Fund was incorporated under the laws of the State of Maryland on April 20, 1987. It is qualified to do business as a foreign corporation in Pennsylvania. Shareholders of the Fund, at a meeting held January 18, 1990, shareholders approved the Fund's name change from "Progressive Income Equity Fund, Inc." to "Liberty Utility Fund, Inc." On March 30, 1996, the Fund's name was changed to "Federated Utility Fund, Inc."

Shares of the Fund are offered in four classes, known as Class A Shares, Class B Shares, Class C Shares, and Class F Shares (individually and collectively referred to as "Shares," as the context may require). This Statement of Additional Information relates to all classes of Shares of the Fund.

INVESTMENT OBJECTIVES AND POLICIES

The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund will seek to achieve its investment objective by investing in a diversified portfolio comprised primarily of equity securities. The investment objective cannot be changed without approval of shareholders.

The Fund's investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of utility companies.

TEMPORARY INVESTMENTS

The Fund may also invest in temporary investments from time to time for defensive purposes.

MONEY MARKET INSTRUMENTS
    The Fund may invest in the following money market instruments:

      o instruments of domestic and foreign banks and savings associations if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; and

         o prime commercial paper (rated A-1 by Standard and Poor's, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch IBCA, Inc.).

U.S. GOVERNMENT OBLIGATIONS

     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

      o  the full faith and credit of the U.S. Treasury;

      o  the issuer's right to borrow from the U.S. Treasury;

      o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

      o  the credit of the agency or instrumentality issuing the obligations.

    Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

      o Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives;

      o  Federal Home Loan Banks;

      o  Farmers Home Administration; and

      o  Federal National Mortgage Association.

UNITS OF MASTER LIMITED PARTNERSHIPS

The Fund may invest in units of participation in master limited partnerships. Master limited partnerships are generally partnerships with a large number of limited partners whose ownership interests are publicly traded. The Fund will not invest in partnerships investing in real estate or real estate investments. The Fund will invest only in units of participation in master limited partnerships that are traded on a national securities exchange.

   CONVERTIBLE SECURITIES

DECS, or similar instruments marketed under different names, offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. The DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.

PERCS, or similar instruments marketed under different names, offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common stock falls, while the cap price limits gains when the common stock rises.

REPURCHASE AGREEMENTS

The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser, Passport Research, Ltd., (the "Adviser"), to be creditworthy pursuant to guidelines established by the Board of Directors (the "Directors").

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

RESTRICTED SECURITIES

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

The Directors consider the following criteria in determining the liquidity of certain restricted securities:

      o the frequency of trades and quotes for the security;

      o the number of dealers willing to purchase or sell the security and the number of potential buyers;

      o dealer undertakings to make a market in the security; and

      o the nature of the security and the nature of the marketplace trades.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

COVERED CALL OPTIONS

The Fund will receive a premium for writing a call option which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.

The Fund may terminate a call option it has written prior to expiration of the option by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a gain or loss from such transaction if the cost of such transaction is less or more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from repurchase of a call option is likely to be offset in whole or in part by the unrealized appreciation of the underlying security owned by the Fund.

PORTFOLIO TURNOVER

   The Adviser does not anticipate that portfolio turnover will result in adverse tax consequences. However, relatively high portfolio turnover may result in high transaction costs to the Fund. For the fiscal years ended February 28, 1998 and 1997, the portfolio turnover rates were __% and 44%,respectively.

INVESTMENT LIMITATIONS

The Fund will not change any of the investment limitations described below without approval of shareholders.

CONCENTRATION OF INVESTMENTS
    The Fund will not invest more than 25% of its total assets (valued at the time of investment) in securities of companies engaged principally in any one industry other than the utilities industry, except that this restriction does not apply to cash or cash items and securities issued or guaranteed by the United States government or its agencies or instrumentalities.

SELLING SHORT AND BUYING ON MARGIN
    The Fund will not purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

ISSUING SENIOR SECURITIES AND BORROWING MONEY
    The Fund will not borrow money, issue senior securities, or pledge assets, except that under certain circumstances the Fund may borrow money and engage in reverse repurchase transactions in amounts up to one-third of the value of its net assets, including the amounts borrowed, and pledge up to 10% of the value of those assets to secure such borrowings.

    The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings are outstanding. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

PLEDGING ASSETS
    The Fund will not pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. In those cases, it may pledge, mortgage, or hypothecate up to 10% of the value of assets to secure such borrowings (the deposit in escrow of securities in connection with the writing of call options or collateralizing loans of securities is not deemed to be a pledge or hypothecation for any purpose).

The preceding limitations regarding buying on margin, borrowing money, and pledging assets do not apply to intra-day cash advances made by the Fund's custodian, or the grant of a security interest in securities by the Fund to its custodian to collateralize such intra-day cash advances in order to enable the Fund to settle securities purchases or to redeem shares of the Fund.

INVESTING IN NEW ISSUERS
    The Fund will not invest more than 5% of the value of its total assets in securities of companies, including their predecessors, which have been in operation for less than three years.

UNDERWRITING
    The Fund will not underwrite any issue of securities, except as it may deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objectives, policies, and limitations.

DIVERSIFICATION OF INVESTMENTS
    The Fund will not invest more than 5% of its total assets (valued at the time of investment) in the securities of any one issuer, except that this restriction does not apply to cash and cash items, repurchase agreements, and securities issued or guaranteed by the United States government or its agencies or instrumentalities; or acquire more than 10% of any class of voting securities of any one issuer (at time of acquisition).

LENDING CASH OR SECURITIES
    The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the purchase or holding of corporate bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objectives and policies.

WRITING COVERED CALL OPTIONS
    The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund's investment in put or call options, straddles, spreads, or any combination thereof shall not exceed 5% of the Fund's total assets.

RESTRICTED SECURITIES
    The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under federal securities law (except for commercial paper issued under Section 4(2) of the Securities Act of 1933).

INVESTING IN WARRANTS
    The Fund will not invest more than 5% of its assets in warrants, not more than 2% of which can be warrants which are not listed on recognized exchanges.

INVESTING IN SECURITIES OF FOREIGN ISSUERS
    The Fund will not invest more than 15% of its total assets in securities of foreign issuers not listed on recognized exchanges.

INVESTING IN ILLIQUID SECURITIES
    The Fund will not invest more than 10% of its total assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

     INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS OF THE FUND

    The Fund will not purchase or retain the securities of any issuer if the officers and Directors of the Fund or its Adviser owning individually 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.

INVESTING IN MINERALS
    The Fund will not purchase interests in oil, gas, or mineral exploration or development programs, except it may purchase the securities of issuers which invest in or sponsor such programs.

INVESTING IN REAL ESTATE
    The Fund will not purchase or sell real estate or any interest therein, except that the Fund may invest in securities secured by real estate or interests therein, such as mortgage pass-throughs, pay-throughs, collateralized mortgage obligations, and securities issued by companies that invest in real estate or interests therein. The Fund will not invest in limited partnerships investing in real estate or real estate investments.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
    The Fund will not purchase or retain shares of any open-end investment company (exclusive of shares acquired as a result of merger, consolidation, or other plan of reorganization).

PURCHASING SECURITIES TO EXERCISE CONTROL
    The Fund will not invest for the purpose of exercising control over or management of any company.

INVESTING IN COMMODITIES
    The Fund will not purchase or sell commodities or commodity contracts.

If a percentage restriction set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changes in value or in the number of outstanding securities of an issuer will not be considered a violation.

The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

The Fund did not borrow money or invest in reverse repurchase agreements in excess of 5% of the value of its net assets during the last fiscal year and has no present intention to do so in the current fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."



FEDERATED UTILITY FUND, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Federated Utility Fund, Inc., and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Director

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Director

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Director

     President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Director

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Director

     Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Director

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Director

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Director

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Director

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Director

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Director

     Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

     President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


      * This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

      @ Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board between meetings of the Board.



   As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; WCT Funds; and World Investment Series, Inc.

FUND OWNERSHIP

   Officers and Directors own less than 1% of the Fund's outstanding Shares.

As of February 8,, 1998, the following shareholder of record owned 5% or more of the outstanding Class A Shares of the Fund: Merrill Lynch Pierce Fenner & Smith (as record owner holding Class A Shares for its clients), Jacksonville, Florida, owned approximately 2,919,591 Shares (5.24%).

As of February 8, 1998, the following shareholder of record owned 5% or more of the outstanding Class B Shares of the Fund:Merrill Lynch Pierce Fenner & Smith (as record owner holding Class B Shares for its clients), Jacksonville, Florida, owned approximately 699,375 Shares (8.25%).

As of February 8, 1998, the following shareholder of record owned 5% or more of the outstanding Class C Shares of the Fund:Merrill Lynch Pierce Fenner & Smith (as record owner holding Class C Shares for its clients), Jacksonville, Florida, owned approximately 1,230,436 Class C Shares (29.95%).

As of February 8, 1998, the following shareholder of record owned 5% or more of the outstanding Class F Shares of the Fund:Merrill Lynch Pierce Fenner & Smith (as record owner holding Class F Shares for its clients), Jacksonville, Florida, owned approximately 9,884,911 Shares (22.14%).

   DIRECTORS COMPENSATION


                           AGGREGATE
NAME ,                     COMPENSATION
POSITION WITH              FROM                 TOTAL COMPENSATION PAID
FUND                       FUND*                FROM FUND COMPLEX +

John F. Donahue            $0                   $0 for the Fund and
Chairman and Director                           56 other investment companies in the Fund Complex

Thomas G. Bigley           $____                $111,222 for the Fund and
Director                                        56 other investment companies in the Fund Complex

John T. Conroy, Jr.        $____                $122,362 for the Fund and
Director                                        56 other investment companies in the Fund Complex

William J. Copeland        $____                $122,362 for the Fund and
Director                                        56 other investment companies in the Fund Complex

James E. Dowd              $____                $122,362 for the Fund and
Director                                        56 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.    $____                $111,222 for the Fund and
Director                                        56 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.    $____                $122,362 for the Fund and
Director                                        56 other investment companies in the Fund Complex

Peter E. Madden            $____                $122,362 for the Fund and
Director                                        56 other investment companies in the Fund Complex

John E. Murray, Jr.,       $____                $111,222 for the Fund and
Director                                        56 other investment companies in the Fund Complex

Wesley W. Posvar           $____                $111,222 for the Fund and
Director                                        56 other investment companies in the Fund Complex

Marjorie P. Smuts          $____                $111,222 for the Fund and
Director                                        56 other investment companies in the Fund Complex



*Information is furnished for the fiscal year ended February 28, 1998.

+The information is provided for the last calendar year.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser, Passport Research, Ltd. (the "Adviser"), was organized as a Pennsylvania limited partnership in 1981. Federated Advisers is the general partner of the Adviser and has a 50.5% interest in the Adviser. The limited partner of the Adviser is Edward D. Jones & Co., which owns a 49.5% interest in the Adviser. Federated Advisers is owned by FII Holdings, Inc., a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

     At any time, Edward D. Jones & Co. can require Federated Investors to repurchase all of its partnership interest in the Adviser at the then current book value. Edward D. Jones & Co. cannot transfer, sell, or assign its partnership interest in the Adviser without first offering it to Federated Investors.

As long as Edward D. Jones & Co. owns a partnership interest in the Adviser, it cannot acquire, organize, or cause the organization of any other money market mutual fund or enter into arrangements with an investment adviser or underwriter of any other money market mutual fund in which Edward D. Jones & Co. will offer the shares of the other money market mutual fund. Edward D. Jones & Co. has agreed not to solicit proxies in opposition to management of the Fund unless a court of competent jurisdiction finds the conduct of a majority of the Board of Directors constitutes willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

     All of the officers of the Fund, except Daniel A. Burkhardt, are officers of the Adviser. The relationships are described under "Federated Utility Fund, Inc. Management."

The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

ADVISORY FEES

   For its advisory services, Passport Research, Ltd. receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended February 28, 1998 and 1997 and February 29, 1996, the Adviser earned $_____, $10,761,268, and $6,662,590, respectively, of which $_____, $1,691,837, and $1,225,393, respectively, were voluntarily waived.

   SUB-ADVISER TO THE FUND

     The Fund's sub-adviser is Federated Global Research Corp. (the "Sub-Adviser").

   SUB-ADVISORY FEES

     For its sub-advisory services, the Sub-Adviser receives an allocable portion of the Fund's advisory fee as described in the prospectus.

BROKERAGE TRANSACTIONS

   The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended February 28, 1998 and 1997 and February 29, 1996, the Fund paid $_____, $1,371,490, and $1,678,849, respectively, in brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION

   Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Servicesmay hereinafter collectively be referred to as the "Administrators". For the fiscal years ended February 28, 1998 and 1997 and February 29, 1996, the Administrators earned $_____, $1,084,280, and $672,236, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, PA.


PURCHASING SHARES



Except under certain circumstances described in the respective prospectuses, Shares are sold at their net asset value (plus a sales charge, if applicable) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectuses under "Investing in the Fund" and "Purchasing Shares." For further information on any of the programs listed below, please contact your financial intermediary or Federated Securities Corp.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES
As described in the prospectuses, larger purchases of the same Share class reduce or eliminate the sales charge paid. For example, the Fund will combine all Class A Shares purchases made on the same day, by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. This combined purchase option is available within Class F Shares as well. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase into the same Share class is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

In addition, the Fund will also combine purchases for the purpose of reducing the contingent deferred sales charge imposed on Class F Share redemptions. For example, if a shareholder already owns Class F Shares having current value at the public offering price of $1 million and purchases an additional $1 million at the current public offering price, the applicable contingent deferred sales charge would be reduced to 0.50% of those additional Class F Shares.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the purchase is made that Class A Shares or Class F Shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

CONCURRENT PURCHASES
Shareholders have the privilege of combining concurrent purchases of the same Share class of two or more funds in the Federated Complex in calculating the applicable sales charge.

To receive a sales charge reduction or elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the concurrent purchases are made. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

LETTER OF INTENT
A shareholder can sign a letter of intent committing to purchase a certain amount of the same Share class within a 13 month period in order to combine such purchases in calculating the applicable sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If the shareholder completes the commitment, the escrowed Shares will be released to their account. If the commitment is not completed within 13 months, the custodian will redeem an appropriate number of escrowed Shares to pay for the applicable sales charge.

The letter of intent for Class F Shares also includes a provision for reductions in the contingent deferred sales charge and holding period depending on the amount actually purchased within the 13-month period.

While this letter of intent will not obligate the shareholder to purchase Class A Shares or Class F Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares or Class F Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE
The reinvestment privilege is available for all Shares of the Fund within the same Share Class.

Class A and Class F shareholders who redeem from the Fund may reinvest the redemption proceeds back into the same Share class at the next determined net asset value without any sales charge. The original Shares must have been subject to a sales charge and the reinvestment must be within 120 days.

Similarly, Class C and Class F shareholders who redeem may reinvest their redemption proceeds in the same Share class within 120 days. Class B Shares also may be reinvested within 120 days of redemption, although such reinvestment will be made into Class A Shares. Shareholders would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption on any Share class. However, reinvested Shares would not be subject to a contingent deferred sales charge, if otherwise applicable, upon later redemption.

CONVERSION OF CLASS B SHARES
Class B Shares will automatically convert into Class A Shares on or around the 15th of the month eight full years from the purchase date and will no longer be subject to a fee under the distribution plan. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such a ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.



DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT

With respect to Class B Shares and Class C Shares, the Fund has adopted a Distribution Plan in accordance with Investment Company Act Rule 12b-1. Additionally, the Fund has adopted a Shareholder Services Agreement with respect to all classes of Shares.

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan, (Class B Shares and Class C Shares only) the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

   For the fiscal year ended February 28, 1998, the Fund's Class B Shares and Class C Shares incurred $_____ and $_____, respectively, in distribution services fees, none of which were waived. In addition, for the fiscal year ended February 28, 1998, the Class A Shares, Class B Shares, Class C Shares and Class F Shares, paid shareholder services fees in the amount of $_____, $_____, $_____ and $_____, respectively, of which $_____, $_____, $_____, and $_____, respectively, were waived.

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Shareholder Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.

   PURCHASES BY SALES REPRESENTATIVES, FUND DIRECTORS, AND EMPLOYEES
The following individuals and their immediate family members may buy Class A Shares and Class F Shares at net asset value without a sales charge:

o Directors, employees, and sales representatives of the Fund, Passport Research, Ltd. and Federated Securities Corp. and its affiliates;

o    Federated Life Members (Class A Shares only);

o any associated person of an investment dealer who has a sales agreement with Federated Securities Corp.; and

o    trusts, pensions, or profit-sharing plans for these individuals.

These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange convertible securities they already own for Shares, or they may exchange a combination of convertible securities and cash for Shares. Any securities to be exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale.

The Fund will prepare a list of securities which are eligible for acceptance and furnish this list to brokers upon request. The Fund reserves the right to reject any security, even though it appears on the list, and the right to amend the list of acceptable securities at any time without notice to brokers or investors.

An investment broker acting for an investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. Federated Securities Corp. will determine that transmittal papers are in good order and forward them to the Fund's custodian, State Street Bank and Trust Company. The Fund will notify the broker of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.

The Fund values such securities in the same manner as the Fund values its portfolio securities. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of the Fund, along with the securities.

TAX CONSEQUENCES
    Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.

DETERMINING NET ASSET VALUE

   The Fund's net asset value per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class.

Net asset value is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas
Day.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

      o according to the last sale price on a national securities exchange, if available;

      o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices and for bonds and other fixed income securities, as determined by an independent pricing service; or

      o for short-term obligations according to the prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost or at fair value as determined in good faith by the Directors.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

EXCHANGE PRIVILEGE

This section relates only to Class F Shares of the Fund. For information regarding the Exchange Privilege for Class A Shares, Class B Shares, and Class C Shares of the Fund, please see the prospectus for these classes of Shares.

The Securities and Exchange Commission has issued an order exempting the Fund from certain provisions of the Investment Company Act of 1940. As a result, Fund shareholders are allowed to exchange all or some of their Class F Shares for Class F Shares in other Federated Funds (which are sold with a sales charge different from that of the Fund or with no sales charge and which are advised by subsidiaries or affiliates of Federated Investors) without the assessment of a contingent deferred sales charge on the exchanged Shares.

The order also allows certain other funds that are not advised by subsidiaries or affiliates of Federated Investors, which do not have a sales charge, to exchange their shares for Class F Shares on a basis other than their current offering price. These exchanges may be made to the extent that such shares were acquired in a prior exchange, at net asset value, for shares of a Federated Fund carrying a sales charge.

REDUCED SALES CHARGE

If a shareholder making such an exchange qualifies for a reduction or elimination of the sales charge, the shareholder must notify Federated Securities Corp.

REQUIREMENTS FOR EXCHANGE

Shareholders using this privilege must exchange Class F Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.

Further information on the exchange privilege and prospectuses for eligible Federated Funds are available by calling the Fund.

TAX CONSEQUENCES

Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a short-term or long-term capital gain or loss may be realized.

MAKING AN EXCHANGE

Instructions for exchanges for certain Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee.

TELEPHONE INSTRUCTIONS
    Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund or its agents. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund or its agents. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.

    Telephoned exchange instructions may be recorded. They must be received by the transfer agent before 4:00 p.m. (Eastern time) for shares to be exchanged that day. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING SHARES



The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the respective prospectuses under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.

The Corporation has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Corporation is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

CONTINGENT DEFERRED SALES CHARGE
In computing the amount of the applicable Contingent Deferred Sales Charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares; (3) Shares held for fewer than six years with respect to Class B Shares and for less than one full year from the date of purchase with respect to Class C Shares on a first-in, first-out basis.

ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES
    To qualify for elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account that is at least 12 months old, has all Fund distributions reinvested in Fund Shares, and has an account value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Fund. The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the Contingent Deferred Sales Charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the annual valuation date. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00% quarterly, or 6.00% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the Contingent Deferred Sales Charge. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the 12-month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share accounts will be not be aggregated. Any Shares purchased prior to the termination of this program would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares.



MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

         o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

      o invest in securities within certain statutory limits; and

      o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. Only a nominal portion of any income dividend paid by the Fund is expected to be eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS
    Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held Fund Shares.

TOTAL RETURN

   The Fund's average annual total returns based on offering price for the following periods ended February 28, 1998, were:

          DATE OF INITIAL
              PUBLIC
SHARE CLASS INVESTMENT  ONE-YEAR FIVE-YEARSTEN-YEARSSINCE INCEPTION
                                Class A       6/5/87  __%   __%   __%      --- %

                                Class B    10/12/94   __%   --     --     ---%

                                Class C     4/30/93   __%   --     --     ---%

Class F       6/1/96    __%         __        __     ---%

The average annual total return for all classes of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming a reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investments based on the lesser of the original purchase price or the offering price of Shares redeemed.


YIELD

The Fund's yields for the thirty-day period ended February 28, 1998, were:

SHARE CLASS                      YIELD
                                Class A                              ___%

                                Class B                               ___%

                                Class C                               ___%

Class F                                ___%

The yield for all classes of Shares of the Fund is determined by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by any class of Shares over a thirty-day period by the maximum offering price per Share of any class of Shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by any class of Shares because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS

The Fund's performance of each class of Shares depends upon such variables as:

      o portfolio quality;

      o average portfolio maturity;

      o type of instruments in which the portfolio is invested;

      o changes in interest rates and market value of portfolio securities;

      o changes in the Fund's or a class of Shares' expenses; and

      o various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

      o LIPPER ANALYTICAL SERVICES, INC., for example, makes comparative calculations for one month, three month, one year, and five year periods which assume the reinvestment of all capital gains distributions and income dividends.

      o DOW JONES INDUSTRIAL AVERAGE (`DJIA') represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

      o STANDARD & POOR'S RATINGS GROUP DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, financial, and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

      o STANDARD & POOR'S RATINGS GROUP UTILITY INDEX is an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

      o DOW JONES UTILITY INDEX is an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

      o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for any class of Shares may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in any class of Shares based on monthly reinvestment of dividends over a specified period of time.

From time to time, the Fund may advertise the performance of any class of Shares using charts, graphs and descriptions, compared to federally insured bank products including certificates of deposit and time deposits and to money market funds using the Lipper Analytical Services money market instruments average.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Funds may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

   In the equity sector, Federated Investors has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

   Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

   Federated Investors meets the needs of more than approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

   Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C.
Pillion, Executive Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

   Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

FINANCIAL STATEMENTS

(TO BE FILED BY AMENDMENT)









*Source:  Investment Company Institute

APPENDIX

DESCRIPTION OF BOND RATINGS

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.

Consequently, the Adviser believes that the quality of fixed income securities in which the Fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   STANDARD AND POOR'S LONG TERM DEBT RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

      o Leading market positions in well established industries.

      o High rates of return on funds employed.

      o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

      o Well-established access to a range of financial markets and assured sources of alternate liquidity.

   STANDARD & POOR'S COMMERCIAL PAPER RATING DEFINITIONS

A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.







PART C.    OTHER INFORMATION.

Item 24.    FINANCIAL STATEMENTS AND EXHIBITS:
            (a)   Financial Statements:  To be filed by Amendment.

            (b)   Exhibits:
                   (1) Copy of Amended and Restated Articles of Incorporation of the Registrant (3.); (i) Copy of Articles of Incorporation, as amended (5.);
                   (2) Copy of By-Laws of the Registrant (1.); (3) Not
                   applicable;
                   (4) (i) Copies of Specimen Certificates for Class A Shares, Class B Shares, Class C Shares and Class F Shares of the Registrant; (12.) (5) (i) Conformed Copy of Investment Advisory Contract of the Registrant (5.);
                        (ii)  Conformed Copy of Sub-Advisory Contract of the
                              Registrant; +
                   (6) (i) Conformed Copy of Distributor's Contract of the Registrant, through and including Exhibits A and B; (9.)
                        (ii) Conformed Copy of Exhibit C to Distributor's Contract of the Registrant adding Class B Shares to the existing Distributor's
                              Contract; (9.)
                        (iii) The Registrant incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and ...Plan Trustee/ Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement filed with the Commission on July 24, 1995. (File Number 33- 38550 and 811-6269); (iv) Conformed Copy of Exhibit D to Distributor's contract of the Registrant; (12.) (v) Conformed Copy of Distributor's Contract (Class B Shares); +
                   (7) Not applicable;
                   (8)  (i)   Conformed Copy of Custodian Contract of the
                              Registrant;(9.)
                        (ii)  Conformed Copy of Domestic Custodian Fee
                              Schedule; +
                   (9)        (i) Conformed Copy of the Agreement for Fund
                              Accounting Services, Administrative Services,
                              Transfer Agency Services, Shareholder
                              Recordkeeping, and Custody Services Procurement of
                              the Registrant; (11.)
                        (ii)  The response and exhibits described in Item
                              24(b)(6) are hereby incorporated by reference;
-------------------
+     All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-2 filed April 16, 1987 (File Nos. 33-13388 and 811-5114).

3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed May 18, 1988 (File Nos. 33-13388 and 811-5114).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed February 21, 1990 (File Nos. 33-13388 and 811-5114).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed May 24, 1995 (File Nos. 33-13388 and 811-5114).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed February 29, 1996 (File Nos. 33-13388 and 811-5114).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed April 25, 1996 (File Nos. 33-13388 and 811-5114).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed February 21, 1997 (File Nos. 33-13388 and 811-5114).

                        (iii) Conformed Copy of Amended and Restated Shareholder Services Agreement of the Registrant; + (iv) Conformed Copy of Principal Shareholder Services Agreement (Class B Shares); + (v) Conformed Copy of Shareholder Services Agreement (Class B Shares); +
                  (10) Not applicable; (11) Not applicable; (12) Not applicable;
                  (13) Not applicable; (14) Not applicable;
                  (15)   (i)  Conformed Copy of Rule 12b-1 Plan of the
                              Registrant, through and including Exhibit A; (9.)
                        (ii) Conformed Copy of Exhibit B to the Rule 12b-1 Plan of the Registrant adding Class B Shares to the existing Rule 12b-1 Plan; (9.) (iii) Conformed Copy of Exhibit C to the Rule 12b-1 Plan of the Registrant; (12.) (iv) Conformed copy of Exhibit 1 to the 12b-1 Plan (Class B Shares) of the Registrant; +
                  (16) Copy of Schedule for Computation of Fund Performance Data; (9.)
                  (17)  Copy of Financial Data Schedules; (13.)
                  (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
                  (19) Conformed Copy of Power of Attorney;(12.)

Item 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:
            None

Item 26.    NUMBER OF HOLDERS OF SECURITIES:
                                                   Number of Record Holders
            TITLE OF CLASS                          AS OF FEBRUARY 8, 1998
            --------------                          ----------------------
            Shares of capital stock
            ($0.001 per Share par value)
            Class A Shares                                  56,667
            Class B Shares                                  8,429
            Class C Shares                                  3,526
            Class F Shares                                  30,646

Item 27.    INDEMNIFICATION: (1)
-------------------
+     All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-2 filed April 16, 1987 (File Nos. 33-13388 and 811-5114). 9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed May 24, 1995 (File Nos. 33-13388 and 811-5114). 12. Response is
incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed February 21, 1997 (File Nos. 33-13388 and 811-5114). 13. Response is
incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed April 25, 1997 (File Nos. 33-13388 and 811-5114).

Item 28. Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "FUND INFORMATION"in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "FEDERATED UTILITY FUND, INC. MANAGEMENT." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is:
         Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

         Vice Presidents:                    J. Scott Albrecht
                                             Joseph M. Balestrino
                                             Randall S. Bauer
                                             David A. Briggs
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Steven Lehman
                                             Marian R. Marinack
                                             Sandra L. McInerney
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:          Todd A. Abraham
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             Michael W. Sirianni
                                             Gregg S. Tenser

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

         Assistant Treasurer:                Richard B. Fisher

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

ITEM 29.    PRINCIPAL UNDERWRITERS:

      (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.


     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 BUSINESS ADDRESS                  WITH UNDERWRITER         WITH REGISTRANT

Richard B. Fisher               Director, Chairman, Chief    President and
Federated Investors Tower       Executive Officer, Chief      Director
Pittsburgh, PA 15222-3779       Operating Officer, Asst.
                                Secretary, and Asst.
                                Treasurer, Federated
                                Securities Corp.

Edward C. Gonzales              Director, Executive Vice     Executive Vice
Federated Investors Tower       President, Federated,        President
Pittsburgh, PA 15222-3779       Securities Corp.

Thomas R. Donahue               Director, Assistant Secretary,
Federated Investors Tower       Assistant Treasurer
Pittsburgh, PA 15222-3779       Federated Securities Corp.

James F. Getz                   President-Broker/Dealer,          --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                  President-Institutional Sales,    --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                 Executive Vice President,         --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                   Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                  Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.            Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives            Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton               Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 BUSINESS ADDRESS                  WITH UNDERWRITER         WITH REGISTRANT

James M. Heaton                 Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                     Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV             Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion              Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk              Vice President                    --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                 Vice President, Secretary,        --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis        Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                   Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.          Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.          Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                 Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson            Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen               Vice President,                   --
Federated Investors Tower       Federated Securites Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 BUSINESS ADDRESS                  WITH UNDERWRITER         WITH REGISTRANT

Mark D. Fisher                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher             Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales             Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                 Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                   Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                 Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III            Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips              Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 BUSINESS ADDRESS                  WITH UNDERWRITER         WITH REGISTRANT

Paul V. Riordan                 Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                     Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck            Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                 Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                 Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart              Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                   Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski           Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                 Assistant Vice President,         --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 BUSINESS ADDRESS                  WITH UNDERWRITER         WITH REGISTRANT

Terri E. Bush                   Assistant Vice President,         --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                    Assistant Vice President,         --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings            Assistant Vice President,         --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                   Treasurer,                        --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                 Assistant Secretary,              --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

     (c) Not applicable.

Item 30.    LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promugated thereunder are maintained at one of the following locations:

Registrant                                Federated Investors Tower
                                          Pittsburgh, PA 15222-3779

Federated Shareholder Services
Company                                   P.O. Box 8600
("Transfer Agent and Dividend             Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         Pittsburgh, PA 15222-3779

Passport Research, Ltd.                   Federated Investors Tower
("Adviser")                               Pittsburgh, PA 15222-3779

Federated Global Research Corp.           175 Water Street
("Sub-Adviser")                           New York, NY 10038-4965

State Street Bank and Trust Co.           P.O. Box 8600
("Custodian")                             Boston, MA 02266-8604

Item 31.    MANAGEMENT SERVICES:  Not applicable.

Item 32.    UNDERTAKINGS:
            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED UTILITY FUND, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 20th day of February, 1998.

FEDERATED UTILITY FUND, INC.

                  BY: /s/J. Crilley Kelly
                  J. Crilley Kelly, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  February 20, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/J. Crilley Kelly
    J. Crilley Kelly              Attorney In Fact       February 20, 1998
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Director
                                  (Chief Executive Officer)

Richard B. Fisher*                President and Director

John W. McGonigle*                Executive Vice President
                                  Secretary and Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

Thomas J. Bigley*                 Director

John T. Conroy, Jr.*              Director

William J. Copeland*              Director

James E. Dowd*                    Director

Lawrence D. Ellis, M.D.*          Director

Edward L. Flaherty, Jr.*          Director

Peter E. Madden*                  Director

Gregor F. Meyer*                  Director

John E. Murray, Jr.               Director

Wesley W. Posvar*                 Director

Marjorie P. Smuts*                Director

* By Power of Attorney